Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to Class A, Class C, Class I and Class R shares of the Diversified Stock Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”

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The Victory Portfolios

Diversified Stock Fund

Supplement dated January 30, 2009
to the Prospectus dated March 1, 2008

1.	The following replaces certain information on page 5 of the Prospectus describing the expenses applicable to Class A, Class C, Class I and Class R shares of the Diversified Stock Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A	Class C	Class I	Class R
Management Fees	0.59%	0.59%	0.59%	0.59%
Distribution (12b-1) Fees	0.00%	1.00%	0.00%	0.50%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.51%	0.33%	0.20%	0.31%
Total Fund Operating Expenses[4]	1.10%[5]	1.92%[5]	0.79%[5]	1.40%[5]
__________________________

(4)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(5)	Class A, Class C, Class I and Class R shares have been restated to reflect current expenses.

1.
VF-DSTK-SUPP1

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 681	$ 905	$1,146	$1,838
Class C*	$ 295	$ 603	$1,037	$2,243
Class C**	$ 195	$ 603	$1,037	$2,243
Class I	$ 81	$ 252	$ 439	$ 978
Class R	$ 143	$ 443	$ 766	$1,680
__________________________________________________

* If you sell your shares at the end of the period.
** If you do not sell your shares at the end of the period.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

2.
VF-DSTK-SUPP1

Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to Class A shares of the Balanced Fund and the Investment Grade Convertible Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”

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The Victory Portfolios

Balanced Fund
Investment Grade Convertible Fund

Supplement dated January 30, 2009
to the Prospectus dated March 1, 2008

1.	The following replaces certain information on page 8 of the Prospectus describing the expenses applicable to Class A shares of the Balanced Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Class A shares)	0.59%
Total Fund Operating Expense[4]	1.19%
Fee Waiver/Reimbursement	0.00%
Net Expenses	1.19%[7]
__________________________

(4)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(7)	Class A shares have been restated to reflect current expenses.

1.
VF-HYBD-SUPP1

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 689	$ 931	$1,192	$1,935

2.	The following replaces certain information on page 13 of the Prospectus describing the expenses applicable to Class A shares of the Investment Grade Convertible Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.59%
Total Fund Operating Expenses[3]	1.34%[5]
__________________________

(3)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(5)	Class A shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 334	$ 616	$ 919	$1,780

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

2.
VF-HYBD-SUPP1

Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to the Investor Shares and Select Shares of the Federal Money Market Fund and the Institutional Money Market Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”

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The Victory Portfolios

Federal Money Market Fund
Institutional Money Market Fund

Supplement dated January 30, 2009
to the Prospectus dated March 1, 2008, as revised October 10, 2008

1.	The following replaces certain information on page 7 of the Prospectus describing the expenses applicable to Investor Shares and Select Shares of the Federal Money Market Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Investor Shares	Select Shares
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Select Shares)	0.22%	0.47%
Total Fund Operating Expenses[2]	0.47%[3]	0.72%[3]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Investor Shares and Select Shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 48	$ 151	$ 263	$ 591
Select Shares	$ 74	$ 230	$ 401	$ 894

1.
VF-FIMMF-SUPP2

2.	The following modifies the information on page 12 of the Prospectus describing the expenses applicable to Investor Shares and Select Shares of the Institutional Money Market Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Investor Shares	Select Shares
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Select Shares)	0.22%	0.47%
Total Fund Operating Expenses[2]	0.42%[3]	0.67%[3]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Investor Shares and Select Shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 43	$ 135	$ 235	$ 530
Select Shares	$ 68	$ 214	$ 373	$ 835

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

2.
VF-FIMMF-SUPP2

Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to: Class A shares of the Prime Obligations Fund, the Financial Reserves Fund, the Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund; and the Trust and Select shares of the Government Reserves Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”

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The Victory Portfolios

Prime Obligations Fund
Financial Reserves Fund
Government Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund

Supplement dated January 30, 2009
to the Prospectus dated March 1, 2008 as revised March 17, 2008 and October 10, 2008

1.	The following modifies the information on page 6 of the Prospectus describing the expenses applicable to Class A shares of the Prime Obligations Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Class A shares)	0.51%
Total Fund Operating Expense[2]	0.86%[3]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Class A shares have been restated to reflect current expenses.

1.
VF-MMMF-SUPP3

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 88	$ 274	$ 477	$1,061

2.	The following modifies the information on page 10 of the Prospectus describing the expenses applicable to Class A shares of the Financial Reserves Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.23%
Total Fund Operating Expenses[3]	0.73%[4]
__________________________

(2)	Although the Fund has a Shareholder Servicing Plan that imposes an annual fee of 0.25%, the Fund has no intention of paying such fee.

(3)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(4)	Class A shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 75	$ 233	$ 406	$ 906

2.
VF-MMMF-SUPP3

3.	The following modifies the information on page 14 of the Prospectus describing the expenses applicable to Trust and Select shares of the Government Reserves Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Trust Shares	Select Shares
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Select Shares)	0.22%	0.46%
Total Fund Operating Expense[2]	0.62%[3]	0.86%[3]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Trust shares and Select shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$ 63	$ 199	$ 346	$ 774
Select Shares	$ 88	$ 274	$ 477	$1,061

3.
VF-MMMF-SUPP3

4.	The following modifies the information on page 18 of the Prospectus describing the expenses applicable to Class A shares of the Tax-Free Money Market Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Class A shares)	0.47%
Total Fund Operating Expenses[2]	0.82%[3]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Class A shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 84	$ 262	$ 455	$1,014

5.	The following modifies the information on page 22 of the Prospectus describing the expenses applicable to Class A shares of the Ohio Municipal Money Market Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Class A shares)	0.47%
Total Fund Operating Expenses[2]	0.92%[3]
__________________________
4.
VF-MMMF-SUPP3

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Class A shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 94	$ 293	$ 509	$1,131

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

5.
VF-MMMF-SUPP3

Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to: Class A shares of the Value Fund and the Established Value Fund; Class A, Class C, Class I and Class R shares of the Special Value Fund; and the Class A and Class R shares of the Small Company Opportunity Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”

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The Victory Portfolios

Value Fund
Stock Index Fund
Established Value Fund
Special Value Fund
Small Company Opportunity Fund
Focused Growth Fund

Supplement dated January 30, 2009
to the Prospectus dated March 1, 2008, as revised July 7, 2008

1.	The following replaces certain information on page 7 of the Prospectus describing the expenses applicable to Class A shares of the Value Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Class A shares)	0.52%
Total Fund Operating Expense[4]	1.27%
Fee Waiver/Reimbursement	0.00%
Net Expenses	1.27%[7]
__________________________

(4)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(7)	Class A, Class I and Class R shares have been restated to reflect current expenses.

1.
VF-EQTY-SUPP2

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 697	$ 955	$1,232	$2,021

2.	The following replaces certain information on page 17 of the Prospectus describing the expenses applicable to Class R shares of the Established Value Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class R
Management Fees	0.55%
Distribution (12b-1) Fees	0.50%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.31%
Total Fund Operating Expenses[3]	1.36%[4]
__________________________

(3)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(4)	Class R shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$ 138	$ 431	$ 745	$1,635

2.
VF-EQTY-SUPP2

3.      The following replaces certain information on page 21 of the Prospectus describing the expenses applicable to Class A, Class C, Class I and Class R shares of the Special Value Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A	Class C	Class I	Class R
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	1.00%	0.00%	0.50%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.56%	0.50%	0.19%	0.51%
Total Fund Operating Expenses[4]	1.26%[5]	2.20%[5]	0.89%[5]	1.71%[5]
__________________________

(4)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(5)	Class A, Class C, Class I and Class R shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 696	$ 952	$1,227	$2,010
Class C*	$ 323	$ 688	$1,180	$2,534
Class C**	$ 223	$ 688	$1,180	$2,534
Class I	$ 91	$ 284	$ 493	$1,096
Class R	$ 174	$ 539	$ 928	$2,019
__________________________________________________

* If you sell your shares at the end of the period.
** If you do not sell your shares at the end of the period.

3.
VF-EQTY-SUPP2

4.	The following replaces certain information on page 27 of the Prospectus describing the expenses applicable to Class A and Class R shares of the Small Company Opportunity Fund.

Fund Expenses
Annual Fund Operating Expenses (deducted from Fund assets)	Class A	Class R
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.50%
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.80%	0.34%
Total Fund Operating Expenses[3]	1.65%[4]	1.69%[4]
__________________________

(3)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(4)	Class A and Class R shares have been restated to reflect current expenses.

EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 733	$1,065	$1,420	$2,417
Class R	$ 172	$ 533	$ 918	$1,998

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

4.
VF-EQTY-SUPP2